Net Income (Loss) Per Share - Summary of Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net (loss) income attributable to CareMax, Inc. Class A common stockholders	$ (16,797)	$ 1,302	$ (6,675)	$ 7,601
Weighted average basic shares outstanding	87,367,972	10,796,069	52,620,980	10,796,069
Weighted average diluted shares outstanding	87,367,972	10,796,069	52,620,980	10,796,069
Net (loss) income per share, Basic	$ (0.19)	$ 0.12	$ (0.13)	$ 0.70
Net (loss) income per share, Diluted	$ (0.19)	$ 0.12	$ (0.13)	$ 0.70